Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 13 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	December 31, 2021	December 31, 2020
Land use rights	$1,730,978	1,691,262
Software	29,472	28,796
Others	2,472,376	-
Patent	124,277	-
Total	4,357,104	1,720,058
Less: accumulated amortization	(246,075)	(188,546)
Intangible assets, net	$4,111,029	1,531,512

As of December 31, 2021 and 2020, land use rights of 74,278 and 74,278 square meters with a carrying value of approximately $1.5 million and $1.5 million, respectively, was pledged to the bank as collateral for the Company’s long-term bank loan (see Note 16).

Amortization expense was $37,112, $34,671 and $29,695 for the years ended December 31, 2021, 2020 and 2019, respectively.

Estimated future amortization expense is as follows:

Twelve months ending December 31,	Amortization expense
2022	$297,232
2023	297,232
2024	297,232
2025	297,232
2026	297,232
2027 and Thereafter	2,624,866
$4,111,029